Rule 497(e)

File No. 333-146827

Innovator ETFs® Trust

(the “Trust”)

Supplement to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”)
for each series listed in Appendix A (each a “Fund”)

Dated April 3, 2025

Notwithstanding anything to the contrary in the prospectus, summary prospectus and statement of additional information for each Fund, Jordan Rosenfeld will no longer serve as a portfolio manager for each Fund. Accordingly, any references to Jordan Rosenfeld in each Fund’s prospectus, summary prospectus and statement of additional information are deleted in their entirety.

Please Keep This Supplement With Your Prospectus, Summary Prospectus and
Statement of Additional Information For Future Reference

Appendix A

Innovator U.S. Equity Buffer ETF™ – January

Innovator U.S. Equity Buffer ETF™ – February

Innovator U.S. Equity Buffer ETF™ – March

Innovator U.S. Equity Buffer ETF™ – April

Innovator U.S. Equity Buffer ETF™ – May

Innovator U.S. Equity Buffer ETF™ – June

Innovator U.S. Equity Buffer ETF™ – July

Innovator U.S. Equity Buffer ETF™ – August

Innovator U.S. Equity Buffer ETF™ – September

Innovator U.S. Equity Buffer ETF™ – October

Innovator U.S. Equity Buffer ETF™ – November

Innovator U.S. Equity Buffer ETF™ – December

Innovator U.S. Equity Power Buffer ETF™ – January

Innovator U.S. Equity Power Buffer ETF™ – February

Innovator U.S. Equity Power Buffer ETF™ – March

Innovator U.S. Equity Power Buffer ETF™ – April

Innovator U.S. Equity Power Buffer ETF™ – May

Innovator U.S. Equity Power Buffer ETF™ – June

Innovator U.S. Equity Power Buffer ETF™ – July

Innovator U.S. Equity Power Buffer ETF™ – August

Innovator U.S. Equity Power Buffer ETF™ – September

Innovator U.S. Equity Power Buffer ETF™ – October

Innovator U.S. Equity Power Buffer ETF™ – November

Innovator U.S. Equity Power Buffer ETF™ – December

Innovator U.S. Equity Ultra Buffer ETF™ – January

Innovator U.S. Equity Ultra Buffer ETF™ – February

Innovator U.S. Equity Ultra Buffer ETF™ – March

Innovator U.S. Equity Ultra Buffer ETF™ – April

Innovator U.S. Equity Ultra Buffer ETF™ – May

Innovator U.S. Equity Ultra Buffer ETF™ – June

Innovator U.S. Equity Ultra Buffer ETF™ – July

Innovator U.S. Equity Ultra Buffer ETF™ – August

Innovator U.S. Equity Ultra Buffer ETF™ – September

Innovator U.S. Equity Ultra Buffer ETF™ – October

Innovator U.S. Equity Ultra Buffer ETF™ – November

Innovator U.S. Equity Ultra Buffer ETF™ – December

Innovator Emerging Markets Power Buffer ETF™ – January

Innovator Emerging Markets Power Buffer ETF™ – April

Innovator Emerging Markets Power Buffer ETF™ – July

Innovator Emerging Markets Power Buffer ETF™ – October

Innovator Growth-100 Power Buffer ETF™ – January

Innovator Growth-100 Power Buffer ETF™ – February

Innovator Growth-100 Power Buffer ETF™ – March

Innovator Growth-100 Power Buffer ETF™ – April

Innovator Growth-100 Power Buffer ETF™ – June

Innovator Growth-100 Power Buffer ETF™ – July

Innovator Growth-100 Power Buffer ETF™ – August

Innovator Growth-100 Power Buffer ETF™ – September

Innovator Growth-100 Power Buffer ETF™ – October

Innovator Growth-100 Power Buffer ETF™ – November

Innovator Growth-100 Power Buffer ETF™ – December

Innovator International Developed Power Buffer ETF™ – January

Innovator International Developed Power Buffer ETF™ – February

Innovator International Developed Power Buffer ETF™ – March

Innovator International Developed Power Buffer ETF™ – April

Innovator International Developed Power Buffer ETF™ – May

Innovator International Developed Power Buffer ETF™ – June

Innovator International Developed Power Buffer ETF™ – July

Innovator International Developed Power Buffer ETF™ – August

Innovator International Developed Power Buffer ETF™ – September

Innovator International Developed Power Buffer ETF™ – October

Innovator International Developed Power Buffer ETF™ – November

Innovator International Developed Power Buffer ETF™ – December

Innovator U.S. Small Cap Power Buffer ETF™ – January

Innovator U.S. Small Cap Power Buffer ETF™ – February

Innovator U.S. Small Cap Power Buffer ETF™ – March

Innovator U.S. Small Cap Power Buffer ETF™ – April

Innovator U.S. Small Cap Power Buffer ETF™ – June

Innovator U.S. Small Cap Power Buffer ETF™ – July

Innovator U.S. Small Cap Power Buffer ETF™ – August

Innovator U.S. Small Cap Power Buffer ETF™ – September

Innovator U.S. Small Cap Power Buffer ETF™ – October

Innovator U.S. Small Cap Power Buffer ETF™ – November

Innovator U.S. Small Cap Power Buffer ETF™ – December

Innovator Premium Income 10 Barrier ETF™ – July

Innovator Premium Income 10 Barrier ETF™ – October

Innovator Premium Income 20 Barrier ETF™ – January

Innovator Premium Income 20 Barrier ETF™ – April

Innovator Premium Income 20 Barrier ETF™ – July

Innovator Premium Income 20 Barrier ETF™ – October

Innovator Premium Income 30 Barrier ETF™ – January

Innovator Premium Income 30 Barrier ETF™ – April

Innovator Premium Income 30 Barrier ETF™ – July

Innovator Premium Income 30 Barrier ETF™ – October

Innovator Premium Income 40 Barrier ETF™ – July

Innovator Premium Income 40 Barrier ETF™ – October

Innovator Premium Income 9 Buffer ETF™ – July

Innovator Premium Income 9 Buffer ETF™ – October

Innovator Premium Income 15 Buffer ETF™ – January

Innovator Premium Income 15 Buffer ETF™ – April

Innovator Premium Income 15 Buffer ETF™ – July

Innovator Premium Income 15 Buffer ETF™ – October

Innovator Defined Wealth Shield ETF

Innovator U.S. Equity 5 to 15 Buffer ETF™ – Quarterly

Innovator U.S. Equity 10 Buffer ETF™ – Quarterly

Innovator Nasdaq-100® 10 Buffer ETF™ – Quarterly

Innovator U.S. Small Cap 10 Buffer ETF™ – Quarterly

Innovator International Developed 10 Buffer ETF™ – Quarterly

Innovator Emerging Markets 10 Buffer ETF™ – Quarterly

Innovator Growth Accelerated ETF® – Quarterly

Innovator U.S. Equity Accelerated ETF® – Quarterly

Innovator 20+ Year Treasury Bond 5 Floor ETF® – Quarterly

Innovator 20+ Year Treasury Bond 9 Buffer ETF™ – July

Innovator Equity Defined Protection ETF™ – 2 Yr to July 2025

Innovator Equity Defined Protection ETF™ – 2 Yr to January 2026

Innovator Equity Defined Protection ETF™ – 2 Yr to April 2026

Innovator Equity Defined Protection ETF™ – 2 Yr to July 2026

Innovator Equity Defined Protection ETF™ – 2 Yr to October 2026

Innovator Equity Defined Protection ETF™ – 2 Yr to January 2027

Innovator Equity Defined Protection ETF™ – 2 Yr to April 2027

Innovator Equity Defined Protection ETF™ – 1 Yr January

Innovator Equity Defined Protection ETF™ – 1 Yr February

Innovator Equity Defined Protection ETF™ – 1 Yr March

Innovator Equity Defined Protection ETF™ – 1 Yr April

Innovator Equity Defined Protection ETF™ – 1 Yr July

Innovator Equity Defined Protection ETF™ – 1 Yr August

Innovator Equity Defined Protection ETF™ – 1 Yr September

Innovator Equity Defined Protection ETF™ – 1 Yr October

Innovator Equity Defined Protection ETF™ – 1 Yr November

Innovator Equity Defined Protection ETF™ – 1 Yr December

Innovator Equity Defined Protection ETF™ – 6 Mo Jan/Jul

Innovator Equity Defined Protection ETF™ – 6 Mo Apr/Oct

Innovator Growth Accelerated Plus ETF® – January

Innovator Growth Accelerated Plus ETF® – April

Innovator Growth Accelerated Plus ETF® – July

Innovator Growth Accelerated Plus ETF® – October

Innovator U.S. Equity Accelerated 9 Buffer ETF™ – January

Innovator U.S. Equity Accelerated 9 Buffer ETF™ – April

Innovator U.S. Equity Accelerated 9 Buffer ETF™ – July

Innovator U.S. Equity Accelerated 9 Buffer ETF™ – October

Innovator U.S. Equity Accelerated ETF® – July

Innovator U.S. Equity Accelerated ETF® – October

Innovator U.S. Equity Accelerated Plus ETF® – January

Innovator U.S. Equity Accelerated Plus ETF® – April

Innovator U.S. Equity Accelerated Plus ETF® – July

Innovator U.S. Equity Accelerated Plus ETF® – October

Innovator Uncapped Accelerated U.S. Equity ETF™

Innovator Buffer Step Up Strategy ETF™

Innovator Power Buffer Step Up Strategy ETF™

Innovator Hedged Nasdaq-100® ETF

Innovator Uncapped Bitcoin 20 Floor ETF®

Innovator Equity Premium Income – Daily PutWrite ETF